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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

          Goldman Sachs Trust
          71 South Wacker Dr., Suite 500
          Chicago, IL  60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               Goldman Sachs Capital Growth Fund
               Goldman Sachs Growth Opportunities Fund
               Goldman Sachs Small/Mid Cap Growth Fund
               Goldman Sachs Strategic Growth Fund
               Goldman Sachs Concentrated Growth Fund
               Goldman Sachs Flexible Cap Growth Fund
               Goldman Sachs Technology Tollkeeper Fund
               Goldman Sachs Growth & Income Fund
               Goldman Sachs Mid Cap Value Fund
               Goldman Sachs Large Cap Value Fund
               Goldman Sachs Small Cap Value Fund
               Goldman Sachs US Equity Fund
               Goldman Sachs FS Federal Fund
               Goldman Sachs FS Government Fund
               Goldman Sachs FS Money Market Fund
               Goldman Sachs FS Prime Obligations Fund
               Goldman Sachs FS Tax-Free Money Market Fund
               Goldman Sachs FS Treasury Obligations Fund
               Goldman Sachs FS Treasury Instruments Fund
               Goldman Sachs FS Tax-Exempt California Fund
               Goldman Sachs FS Tax-Exempt New York Fund
               Goldman Sachs Retirement Strategy 2010 Portfolio
               Goldman Sachs Retirement Strategy 2015 Portfolio
               Goldman Sachs Retirement Strategy 2020 Portfolio
               Goldman Sachs Retirement Strategy 2030 Portfolio
               Goldman Sachs Retirement Strategy 2040 Portfolio
               Goldman Sachs Retirement Strategy 2050 Portfolio
               Goldman Sachs Enhanced Dividend Global Equity Portfolio Goldman Sachs Tax-Advantaged Global Equity Portfolio

3.       Investment Company Act File Number:  811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed: August 31, 2011.

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)   Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):      $ 750,518,091,934
                                                               -----------------

         (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:             $ 761,030,629,702
                                                               -----------------

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         (iii) Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:    $  75,405,299,906
                                                               -----------------

         (iv)  Total available redemption credits [add Items
               5(ii) and 5(iii)]:                              $ 836,435,929,608
                                                               -----------------

         (v)   Net sales - if Item 5(i) is greater than Item
               5(iv) [subtract Item 5(iv) from Item 5(i)]:     $               0
                                                               -----------------

         (vi)  Redemption  credits  available for use in
               future years - if Item 5(i) is less than Item
               5(iv) [subtract Item 5(iv) from Item 5(i)]      $(85,917,837,674)
                                                               -----------------

         (vii) Multiplier for determining registration fee:    x       0.0001146
                                                               -----------------

         (viii)Registration fee due [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if no fee is due):      = $             0
                                                               -----------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                                $              0
                                                                ----------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                = $            0
                                                                ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ ] Wire Transfer
         [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter W. Fortner
                          ---------------------------------
                          Peter W. Fortner, Asst. Treasurer

Date: October 26, 2011

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*    Please print the name and title of the signing officer below the signature.